CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Noncurrent assets [abstract]
Property, plant and equipment		$ 62,075		$ 68,508		$ 71,751
Intangible assets		6,452		8,149		10,738
Equity accounted investments		2,686		2,262		1,442
Deferred tax assets		6,259		4,974		3,881
Pension assets		1,449		1,310		1,093
Derivative financial instruments		1,265		2,476		1,365
Financial investments		3,346		4,083		3,600
Prepayments and financial receivables		1,087		861		1,214
Total non-current assets		84,618		92,623		95,083
Current assets [abstract]
Inventories		3,395		3,084		3,363
Trade and other receivables		17,927		8,232		8,233
Derivative financial instruments		5,131		886		578
Financial investments		21,246		11,865		7,426
Cash and cash equivalents		14,126		6,757		5,177
Total current assets		61,826		30,824		24,778
Assets classified as held for sale		676		1,362		0
Total assets		147,120		124,809		119,861
Equity [abstract]
Shareholders equity		39,010		33,873		41,139
Non-controlling interests		14		19		20
Total equity		39,024		33,892		41,159
Noncurrent liabilities [abstract]
Finance debt		27,404	[1]	29,118	[1]	21,754
Lease liabilities		2,449	[1]	3,220	[1]	3,191
Deferred tax liabilities		14,037		11,224		9,410
Pension liabilities		4,403		4,292		3,867
Provisions and other liabilities	[1]	19,899		22,568		19,750
Derivative financial instruments		767		676		1,173
Total non-current liabilities		68,959		71,097		59,144
Current liabilities [abstract]
Trade, other payables and provisions		14,310		10,510		10,450
Current tax payable		13,119		1,148		3,699
Finance debt		5,273	[1]	4,591	[1]	2,939
Lease liabilities		1,113	[1]	1,186	[1]	1,148
Dividend payable		582		357		859
Derivative financial instruments		4,609		1,710		462
Total current liabilities		39,005		19,502		19,557
Liabilities directly associated with the assets classified as held for sale		132		318		0
Total liabilities		108,096		90,917		78,702
Total equity and liabilities		$ 147,120		$ 124,809		$ 119,861

[1]	1) Restated 1 January 2020 and 31 December 2020 figures due to a policy change affecting ARO, see note 2 Significant accounting policies and note 21 Provisions and other liabilities.